Schedule of Investments(a)
May 31, 2023
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–99.80%
Advertising–0.42%
Interpublic Group of Cos., Inc. (The)(b)	353,479	$13,145,884
Omnicom Group, Inc.	136,485	12,036,612
		25,182,496
Aerospace & Defense–1.93%
Axon Enterprise, Inc.(c)	250	48,228
Boeing Co. (The)(b)(c)	58,784	12,091,869
General Dynamics Corp.	54,030	11,031,845
Howmet Aerospace, Inc.	292,286	12,495,227
Huntington Ingalls Industries, Inc.	57,401	11,559,413
L3Harris Technologies, Inc.	58,695	10,325,624
Lockheed Martin Corp.	25,105	11,146,871
Northrop Grumman Corp.	25,963	11,306,627
Raytheon Technologies Corp.	124,345	11,457,148
Textron, Inc.	172,350	10,663,295
TransDigm Group, Inc.	16,336	12,638,346
		114,764,493
Agricultural & Farm Machinery–0.18%
Deere & Co.	30,149	10,430,951
Agricultural Products & Services–0.39%
Archer-Daniels-Midland Co.	155,714	11,001,194
Bunge Ltd.	128,979	11,948,615
		22,949,809
Air Freight & Logistics–0.79%
C.H. Robinson Worldwide, Inc.	116,663	11,029,320
Expeditors International of Washington, Inc.	111,156	12,261,618
FedEx Corp.	59,331	12,932,972
United Parcel Service, Inc., Class B	65,754	10,980,918
		47,204,828
Apparel Retail–0.41%
Ross Stores, Inc.	114,592	11,874,023
TJX Cos., Inc. (The)	160,660	12,337,081
		24,211,104
Apparel, Accessories & Luxury Goods–0.54%
Ralph Lauren Corp.(b)	105,330	11,197,632
Tapestry, Inc.	288,611	11,550,212
VF Corp.	548,070	9,437,766
		32,185,610
Application Software–2.57%
Adobe, Inc.(c)	36,250	15,144,887
ANSYS, Inc.(c)	40,323	13,048,120
Autodesk, Inc.(c)	61,524	12,267,270
Cadence Design Systems, Inc.(c)	61,005	14,086,664
Fair Isaac Corp.(c)	16,834	13,259,637
Intuit, Inc.	30,404	12,742,924
PTC, Inc.(c)	100,837	13,552,493
Roper Technologies, Inc.	27,880	12,663,654
Salesforce, Inc.(c)	68,927	15,396,913
Synopsys, Inc.(c)	33,604	15,288,476
Shares		Value
Application Software–(continued)
Tyler Technologies, Inc.(c)	38,531	$15,295,266
		152,746,304
Asset Management & Custody Banks–1.47%
Ameriprise Financial, Inc.	39,554	11,805,682
Bank of New York Mellon Corp. (The)	252,314	10,143,023
BlackRock, Inc.	18,411	12,106,153
Franklin Resources, Inc.(b)	432,969	10,395,586
Invesco Ltd.(d)	727,421	10,460,314
Northern Trust Corp.	140,568	10,109,651
State Street Corp.	149,455	10,165,929
T. Rowe Price Group, Inc.(b)	113,653	12,179,055
		87,365,393
Automobile Manufacturers–0.61%
Ford Motor Co.	986,527	11,838,324
General Motors Co.(e)	326,862	10,593,598
Tesla, Inc.(c)	68,825	14,035,482
		36,467,404
Automotive Parts & Equipment–0.35%
Aptiv PLC(c)	108,347	9,543,204
BorgWarner, Inc.	248,998	11,038,081
		20,581,285
Automotive Retail–0.76%
Advance Auto Parts, Inc.(b)	93,228	6,795,389
AutoZone, Inc.(c)	4,930	11,767,121
CarMax, Inc.(b)(c)	187,306	13,525,366
O’Reilly Automotive, Inc.(c)	14,560	13,152,194
		45,240,070
Biotechnology–1.58%
AbbVie, Inc.	79,733	10,999,965
Amgen, Inc.	52,385	11,558,750
Biogen, Inc.(c)	46,527	13,791,068
Gilead Sciences, Inc.	150,151	11,552,618
Incyte Corp.(c)	165,769	10,203,082
Moderna, Inc.(c)	86,319	11,023,799
Regeneron Pharmaceuticals, Inc.(c)	15,981	11,754,984
Vertex Pharmaceuticals, Inc.(c)	41,557	13,446,599
		94,330,865
Brewers–0.24%
Molson Coors Beverage Co., Class B	228,198	14,114,046
Broadcasting–0.35%
Fox Corp., Class A(b)	254,426	7,938,091
Fox Corp., Class B	118,109	3,449,964
Paramount Global, Class B(b)	605,084	9,203,328
		20,591,383
Broadline Retail–0.62%
Amazon.com, Inc.(c)	131,566	15,864,228
eBay, Inc.	283,943	12,078,935
Etsy, Inc.(b)(c)	112,634	9,128,986
		37,072,149

See accompanying notes which are an integral part of this schedule.
Invesco Equally-Weighted S&P 500 Fund

Shares		Value
Building Products–1.13%
A.O. Smith Corp.	180,590	$11,546,925
Allegion PLC	111,053	11,631,691
Carrier Global Corp.(b)	261,546	10,697,231
Johnson Controls International PLC	194,224	11,595,173
Masco Corp.	238,263	11,512,868
Trane Technologies PLC	64,115	10,465,492
		67,449,380
Cable & Satellite–0.55%
Charter Communications, Inc., Class A(b)(c)	36,229	11,816,088
Comcast Corp., Class A	338,061	13,302,701
DISH Network Corp., Class A(b)(c)	1,142,937	7,349,085
		32,467,874
Cargo Ground Transportation–0.38%
J.B. Hunt Transport Services, Inc.	68,038	11,360,305
Old Dominion Freight Line, Inc.	35,489	11,017,205
		22,377,510
Casinos & Gaming–0.74%
Caesars Entertainment, Inc.(c)	252,314	10,347,397
Las Vegas Sands Corp.(c)	212,364	11,707,627
MGM Resorts International	279,685	10,988,824
Wynn Resorts Ltd.(b)	110,181	10,874,865
		43,918,713
Commodity Chemicals–0.37%
Dow, Inc.	221,547	10,807,063
LyondellBasell Industries N.V., Class A	134,229	11,481,948
		22,289,011
Communications Equipment–1.06%
Arista Networks, Inc.(c)	81,504	13,557,375
Cisco Systems, Inc.	245,820	12,209,879
F5, Inc.(c)	86,186	12,719,330
Juniper Networks, Inc.	387,564	11,770,319
Motorola Solutions, Inc.	45,653	12,870,494
		63,127,397
Computer & Electronics Retail–0.19%
Best Buy Co., Inc.	151,850	11,034,939
Construction & Engineering–0.23%
Quanta Services, Inc.	75,862	13,471,574
Construction Machinery & Heavy Transportation Equipment– 0.73%
Caterpillar, Inc.	52,584	10,819,158
Cummins, Inc.	49,363	10,090,291
PACCAR, Inc.	165,058	11,352,689
Wabtec Corp.	119,418	11,061,689
		43,323,827
Construction Materials–0.47%
Martin Marietta Materials, Inc.	35,004	13,932,992
Vulcan Materials Co.	70,512	13,785,096
		27,718,088
Consumer Electronics–0.22%
Garmin Ltd.	125,600	12,955,640
Shares		Value
Consumer Finance–0.80%
American Express Co.	72,040	$11,422,663
Capital One Financial Corp.	121,571	12,668,914
Discover Financial Services	116,868	12,007,018
Synchrony Financial	371,521	11,502,290
		47,600,885
Consumer Staples Merchandise Retail–0.98%
Costco Wholesale Corp.	25,337	12,961,396
Dollar General Corp.	55,242	11,108,614
Dollar Tree, Inc.(b)(c)	85,088	11,476,669
Target Corp.	75,465	9,880,632
Walmart, Inc.	87,149	12,799,574
		58,226,885
Copper–0.18%
Freeport-McMoRan, Inc.	315,127	10,821,461
Data Center REITs–0.42%
Digital Realty Trust, Inc.	116,413	11,927,676
Equinix, Inc.	17,934	13,370,694
		25,298,370
Data Processing & Outsourced Services–0.21%
Broadridge Financial Solutions, Inc.(b)	87,138	12,784,887
Distillers & Vintners–0.43%
Brown-Forman Corp., Class B	194,035	11,985,542
Constellation Brands, Inc., Class A	56,307	13,680,912
		25,666,454
Distributors–0.56%
Genuine Parts Co.	73,238	10,907,335
LKQ Corp.	218,626	11,532,522
Pool Corp.	33,579	10,618,687
		33,058,544
Diversified Banks–1.49%
Bank of America Corp.	394,350	10,958,987
Citigroup, Inc.	246,939	10,944,336
Comerica, Inc.	204,645	7,387,685
Fifth Third Bancorp	396,283	9,617,788
JPMorgan Chase & Co.	89,316	12,121,074
KeyCorp	768,527	7,178,042
PNC Financial Services Group, Inc. (The)	87,029	10,080,569
U.S. Bancorp	296,285	8,858,922
Wells Fargo & Co.	288,611	11,489,604
		88,637,007
Diversified Support Services–0.48%
Cintas Corp.	27,872	13,159,486
Copart, Inc.(c)	174,517	15,285,944
		28,445,430
Drug Retail–0.18%
Walgreens Boots Alliance, Inc.(b)	358,899	10,899,763
Electric Utilities–3.46%
Alliant Energy Corp.	237,835	12,238,989
American Electric Power Co., Inc.	136,376	11,335,573
Constellation Energy Corp.(b)	153,925	12,932,778
Duke Energy Corp.	128,590	11,481,801
Edison International	180,235	12,169,467
See accompanying notes which are an integral part of this schedule.
Invesco Equally-Weighted S&P 500 Fund

Shares		Value
Electric Utilities–(continued)
Entergy Corp.	118,635	$11,649,957
Evergy, Inc.	207,383	11,997,107
Eversource Energy	163,789	11,339,112
Exelon Corp.	297,087	11,779,500
FirstEnergy Corp.	313,389	11,717,615
NextEra Energy, Inc.	163,498	12,010,563
NRG Energy, Inc.	377,395	12,752,177
PG&E Corp.(c)	754,074	12,774,014
Pinnacle West Capital Corp.(b)	161,289	12,464,414
PPL Corp.	454,742	11,914,240
Southern Co. (The)	186,690	13,021,627
Xcel Energy, Inc.	188,816	12,327,797
		205,906,731
Electrical Components & Equipment–1.00%
AMETEK, Inc.	87,953	12,759,342
Eaton Corp. PLC	70,095	12,329,710
Emerson Electric Co.	145,272	11,284,729
Generac Holdings, Inc.(c)	105,488	11,489,753
Rockwell Automation, Inc.	41,294	11,504,508
		59,368,042
Electronic Components–0.38%
Amphenol Corp., Class A	156,039	11,773,143
Corning, Inc.	358,899	11,057,678
		22,830,821
Electronic Equipment & Instruments–0.77%
Keysight Technologies, Inc.(c)	77,257	12,500,183
Teledyne Technologies, Inc.(c)	28,356	11,020,560
Trimble, Inc.(c)	247,245	11,538,924
Zebra Technologies Corp., Class A(c)	41,420	10,875,649
		45,935,316
Electronic Manufacturing Services–0.20%
TE Connectivity Ltd.	95,856	11,740,443
Environmental & Facilities Services–0.67%
Republic Services, Inc.	93,955	13,306,847
Rollins, Inc.	344,303	13,537,994
Waste Management, Inc.	79,938	12,943,561
		39,788,402
Fertilizers & Agricultural Chemicals–0.64%
CF Industries Holdings, Inc.	152,122	9,357,024
Corteva, Inc.	202,699	10,842,370
FMC Corp.	99,013	10,305,273
Mosaic Co. (The)(e)	245,214	7,837,039
		38,341,706
Financial Exchanges & Data–1.84%
Cboe Global Markets, Inc.	100,607	13,322,379
CME Group, Inc., Class A	68,341	12,215,954
FactSet Research Systems, Inc.	30,172	11,612,901
Intercontinental Exchange, Inc.	125,138	13,258,371
MarketAxess Holdings, Inc.	34,427	9,378,259
Moody’s Corp.	41,871	13,268,083
MSCI, Inc.	22,349	10,515,874
Nasdaq, Inc.	226,938	12,561,018
S&P Global, Inc.	36,556	13,431,771
		109,564,610
Shares		Value
Food Distributors–0.19%
Sysco Corp.	163,230	$11,417,938
Food Retail–0.19%
Kroger Co. (The)	253,439	11,488,390
Footwear–0.18%
NIKE, Inc., Class B	101,601	10,694,521
Gas Utilities–0.21%
Atmos Energy Corp.	109,354	12,606,329
Gold–0.19%
Newmont Corp.	283,134	11,481,084
Health Care Distributors–0.88%
AmerisourceBergen Corp.	79,793	13,576,779
Cardinal Health, Inc.	167,677	13,799,817
Henry Schein, Inc.(c)	154,946	11,450,510
McKesson Corp.	35,505	13,876,774
		52,703,880
Health Care Equipment–3.67%
Abbott Laboratories	123,113	12,557,526
Baxter International, Inc.	313,966	12,784,696
Becton, Dickinson and Co.	51,965	12,563,058
Boston Scientific Corp.(c)	256,820	13,221,094
DexCom, Inc.(b)(c)	110,763	12,988,069
Edwards Lifesciences Corp.(c)	160,573	13,525,064
GE HealthCare Technologies, Inc.(c)	159,224	12,659,900
Hologic, Inc.(c)	153,668	12,122,869
IDEXX Laboratories, Inc.(c)	26,243	12,196,959
Insulet Corp.(c)	42,578	11,677,016
Intuitive Surgical, Inc.(c)	52,327	16,108,344
Medtronic PLC	155,592	12,876,794
ResMed, Inc.	57,986	12,222,869
STERIS PLC	67,251	13,448,182
Stryker Corp.	45,098	12,428,107
Teleflex, Inc.	53,559	12,572,975
Zimmer Biomet Holdings, Inc.	96,632	12,305,119
		218,258,641
Health Care Facilities–0.44%
HCA Healthcare, Inc.	48,407	12,788,645
Universal Health Services, Inc., Class B	101,436	13,402,739
		26,191,384
Health Care REITs–0.60%
Healthpeak Properties, Inc.(b)	557,282	11,123,349
Ventas, Inc.	267,286	11,530,718
Welltower, Inc.	175,985	13,130,241
		35,784,308
Health Care Services–1.00%
Cigna Group (The)	43,307	10,714,585
CVS Health Corp.	154,825	10,532,745
DaVita, Inc.(c)	159,842	14,972,400
Laboratory Corp. of America Holdings	53,630	11,397,984
Quest Diagnostics, Inc.	88,876	11,789,401
		59,407,115
Health Care Supplies–0.60%
Align Technology, Inc.(b)(c)	37,393	10,569,505
See accompanying notes which are an integral part of this schedule.
Invesco Equally-Weighted S&P 500 Fund

Shares		Value
Health Care Supplies–(continued)
Cooper Cos., Inc. (The)	36,754	$13,655,214
DENTSPLY SIRONA, Inc.	323,232	11,675,140
		35,899,859
Home Furnishings–0.19%
Mohawk Industries, Inc.(c)	121,968	11,225,935
Home Improvement Retail–0.40%
Home Depot, Inc. (The)	41,692	11,817,597
Lowe’s Cos., Inc.	60,698	12,208,189
		24,025,786
Homebuilding–0.91%
D.R. Horton, Inc.	126,854	13,553,081
Lennar Corp., Class A	122,581	13,130,877
NVR, Inc.(b)(c)	2,280	12,663,621
PulteGroup, Inc.	223,246	14,752,096
		54,099,675
Hotel & Resort REITs–0.21%
Host Hotels & Resorts, Inc.(b)	750,753	12,462,500
Hotels, Resorts & Cruise Lines–1.48%
Booking Holdings, Inc.(c)	4,812	12,072,201
Carnival Corp.(b)(c)	1,231,887	13,834,091
Expedia Group, Inc.(c)	121,445	11,623,501
Hilton Worldwide Holdings, Inc.	84,931	11,560,808
Marriott International, Inc., Class A	72,552	12,173,500
Norwegian Cruise Line Holdings Ltd.(b)(c)	849,003	12,607,694
Royal Caribbean Cruises Ltd.(b)(c)	178,536	14,456,060
		88,327,855
Household Appliances–0.20%
Whirlpool Corp.(b)	90,851	11,746,126
Household Products–1.07%
Church & Dwight Co., Inc.	142,310	13,156,560
Clorox Co. (The)(b)	79,511	12,577,050
Colgate-Palmolive Co.	167,396	12,450,914
Kimberly-Clark Corp.	97,573	13,102,102
Procter & Gamble Co. (The)	87,011	12,399,068
		63,685,694
Housewares & Specialties–0.14%
Newell Brands, Inc.	983,262	8,170,907
Human Resource & Employment Services–0.95%
Automatic Data Processing, Inc.	55,894	11,681,287
Ceridian HCM Holding, Inc.(c)	176,975	10,945,904
Paychex, Inc.	110,703	11,616,066
Paycom Software, Inc.	43,680	12,236,078
Robert Half International, Inc.	154,204	10,026,344
		56,505,679
Independent Power Producers & Energy Traders–0.17%
AES Corp. (The)(b)	513,197	10,130,509
Industrial Conglomerates–0.60%
3M Co.	114,713	10,703,870
General Electric Co.	131,175	13,318,198
Honeywell International, Inc.	61,744	11,830,150
		35,852,218
Shares		Value
Industrial Gases–0.40%
Air Products and Chemicals, Inc.	42,439	$11,422,032
Linde PLC	34,951	12,360,771
		23,782,803
Industrial Machinery & Supplies & Components–2.36%
Dover Corp.	81,872	10,915,994
Fortive Corp.	185,299	12,064,818
IDEX Corp.	54,277	10,809,807
Illinois Tool Works, Inc.	51,840	11,338,963
Ingersoll Rand, Inc.	214,155	12,134,022
Nordson Corp.	56,063	12,217,810
Otis Worldwide Corp.	145,306	11,553,280
Parker-Hannifin Corp.	35,268	11,301,278
Pentair PLC	226,594	12,569,169
Snap-on, Inc.	49,705	12,369,586
Stanley Black & Decker, Inc.(b)	147,881	11,086,639
Xylem, Inc.	120,600	12,084,120
		140,445,486
Industrial REITs–0.21%
Prologis, Inc.	102,043	12,709,456
Insurance Brokers–1.06%
Aon PLC, Class A	40,569	12,507,017
Arthur J. Gallagher & Co.	64,197	12,860,585
Brown & Brown, Inc.	217,352	13,547,550
Marsh & McLennan Cos., Inc.	75,936	13,150,596
Willis Towers Watson PLC	51,696	11,313,670
		63,379,418
Integrated Oil & Gas–0.57%
Chevron Corp.	74,760	11,260,351
Exxon Mobil Corp.	110,753	11,316,742
Occidental Petroleum Corp.	199,414	11,498,211
		34,075,304
Integrated Telecommunication Services–0.37%
AT&T, Inc.	647,693	10,188,211
Verizon Communications, Inc.	325,436	11,595,285
		21,783,496
Interactive Home Entertainment–0.69%
Activision Blizzard, Inc.(c)	153,098	12,278,460
Electronic Arts, Inc.	109,323	13,993,344
Take-Two Interactive Software, Inc.(c)	107,948	14,867,678
		41,139,482
Interactive Media & Services–0.76%
Alphabet, Inc., Class A(c)	70,808	8,700,179
Alphabet, Inc., Class C(c)	61,728	7,615,383
Match Group, Inc.(c)	336,347	11,603,971
Meta Platforms, Inc., Class A(c)	66,498	17,603,351
		45,522,884
Internet Services & Infrastructure–0.49%
Akamai Technologies, Inc.(c)	165,883	15,281,142
VeriSign, Inc.(c)	62,432	13,942,314
		29,223,456
Investment Banking & Brokerage–0.75%
Charles Schwab Corp. (The)	205,029	10,802,978
Goldman Sachs Group, Inc. (The)	36,430	11,799,677
See accompanying notes which are an integral part of this schedule.
Invesco Equally-Weighted S&P 500 Fund

Shares		Value
Investment Banking & Brokerage–(continued)
Morgan Stanley	132,559	$10,838,024
Raymond James Financial, Inc.(b)	125,851	11,370,638
		44,811,317
IT Consulting & Other Services–1.25%
Accenture PLC, Class A	47,191	14,436,671
Cognizant Technology Solutions Corp., Class A	197,697	12,354,086
DXC Technology Co.(c)	467,932	11,712,338
EPAM Systems, Inc.(c)	42,566	10,923,287
Gartner, Inc.(c)	37,976	13,020,451
International Business Machines Corp.	95,153	12,235,724
		74,682,557
Leisure Products–0.24%
Hasbro, Inc.(b)	242,572	14,396,648
Life & Health Insurance–1.05%
Aflac, Inc.	186,427	11,970,478
Globe Life, Inc.	104,739	10,806,970
Lincoln National Corp.	469,023	9,811,961
MetLife, Inc.	191,360	9,481,888
Principal Financial Group, Inc.	155,005	10,146,627
Prudential Financial, Inc.	134,851	10,611,425
		62,829,349
Life Sciences Tools & Services–2.29%
Agilent Technologies, Inc.	87,953	10,173,524
Bio-Rad Laboratories, Inc., Class A(c)	25,166	9,395,726
Bio-Techne Corp.	165,860	13,565,689
Charles River Laboratories International, Inc.(b)(c)	58,937	11,397,237
Danaher Corp.	49,789	11,432,550
Illumina, Inc.(c)	61,528	12,099,481
IQVIA Holdings, Inc.(c)	60,513	11,915,615
Mettler-Toledo International, Inc.(c)	8,329	11,009,855
Revvity, Inc.	99,285	11,449,546
Thermo Fisher Scientific, Inc.	21,950	11,160,697
Waters Corp.(c)	39,143	9,833,505
West Pharmaceutical Services, Inc.	37,950	12,699,209
		136,132,634
Managed Health Care–1.01%
Centene Corp.(c)	183,363	11,443,685
Elevance Health, Inc.	25,749	11,530,917
Humana, Inc.	24,887	12,490,039
Molina Healthcare, Inc.(c)	45,674	12,510,108
UnitedHealth Group, Inc.	25,453	12,401,720
		60,376,469
Metal, Glass & Plastic Containers–0.20%
Ball Corp.	227,198	11,623,450
Movies & Entertainment–0.86%
Live Nation Entertainment, Inc.(c)	179,099	14,317,174
Netflix, Inc.(c)	40,774	16,115,108
Walt Disney Co. (The)(c)	127,573	11,221,321
Warner Bros Discovery, Inc.(c)	831,845	9,383,212
		51,036,815
Multi-Family Residential REITs–1.22%
AvalonBay Communities, Inc.(b)	72,114	12,546,394
Shares		Value
Multi-Family Residential REITs–(continued)
Camden Property Trust	111,655	$11,664,598
Equity Residential	204,155	12,412,624
Essex Property Trust, Inc.	56,476	12,202,205
Mid-America Apartment Communities, Inc.	80,087	11,777,594
UDR, Inc.(b)	299,023	11,862,242
		72,465,657
Multi-line Insurance–0.60%
American International Group, Inc.	224,590	11,865,090
Assurant, Inc.	102,244	12,268,258
Hartford Financial Services Group, Inc. (The)	170,043	11,651,346
		35,784,694
Multi-Sector Holdings–0.21%
Berkshire Hathaway, Inc., Class B(c)	39,315	12,623,260
Multi-Utilities–2.02%
Ameren Corp.	147,279	11,939,909
CenterPoint Energy, Inc.	433,127	12,218,513
CMS Energy Corp.	205,526	11,916,397
Consolidated Edison, Inc.	131,725	12,289,942
Dominion Energy, Inc.	224,337	11,279,664
DTE Energy Co.	114,252	12,293,515
NiSource, Inc.	446,911	12,017,437
Public Service Enterprise Group, Inc.	211,798	12,654,930
Sempra Energy	82,832	11,888,877
WEC Energy Group, Inc.	136,313	11,906,941
		120,406,125
Office REITs–0.35%
Alexandria Real Estate Equities, Inc.	94,140	10,681,124
Boston Properties, Inc.	207,816	10,114,405
		20,795,529
Oil & Gas Equipment & Services–0.52%
Baker Hughes Co., Class A	410,629	11,189,640
Halliburton Co.	345,699	9,904,277
Schlumberger N.V.	234,059	10,024,747
		31,118,664
Oil & Gas Exploration & Production–1.93%
APA Corp.	332,045	10,552,390
ConocoPhillips	114,536	11,373,425
Coterra Energy, Inc.	485,440	11,286,480
Devon Energy Corp.	230,622	10,631,674
Diamondback Energy, Inc.	87,830	11,167,584
EOG Resources, Inc.	106,410	11,416,729
EQT Corp.(b)	392,534	13,648,407
Hess Corp.	92,085	11,664,407
Marathon Oil Corp.	497,997	11,035,614
Pioneer Natural Resources Co.	60,052	11,976,771
		114,753,481
Oil & Gas Refining & Marketing–0.51%
Marathon Petroleum Corp.	93,621	9,821,779
Phillips 66	117,930	10,803,567
Valero Energy Corp.	91,065	9,747,598
		30,372,944
See accompanying notes which are an integral part of this schedule.
Invesco Equally-Weighted S&P 500 Fund

Shares		Value
Oil & Gas Storage & Transportation–0.75%
Kinder Morgan, Inc.	711,805	$11,467,178
ONEOK, Inc.	185,357	10,502,328
Targa Resources Corp.	162,298	11,044,379
Williams Cos., Inc. (The)	413,044	11,837,841
		44,851,726
Other Specialized REITs–0.40%
Iron Mountain, Inc.(b)	232,555	12,423,088
VICI Properties, Inc.	374,435	11,581,275
		24,004,363
Other Specialty Retail–0.53%
Bath & Body Works, Inc.	320,198	11,283,778
Tractor Supply Co.	52,530	11,009,763
Ulta Beauty, Inc.(c)	22,904	9,386,746
		31,680,287
Packaged Foods & Meats–2.51%
Campbell Soup Co.	227,327	11,491,380
Conagra Brands, Inc.	340,959	11,889,240
General Mills, Inc.	152,025	12,794,424
Hershey Co. (The)	50,210	13,039,537
Hormel Foods Corp.	304,670	11,653,627
JM Smucker Co. (The)(b)	80,720	11,832,745
Kellogg Co.	186,836	12,475,040
Kraft Heinz Co. (The)	314,628	12,025,082
Lamb Weston Holdings, Inc.	122,267	13,596,090
McCormick & Co., Inc.	168,246	14,423,730
Mondelez International, Inc., Class A	183,929	13,502,228
Tyson Foods, Inc., Class A	209,494	10,608,776
		149,331,899
Paper & Plastic Packaging Products & Materials–1.08%
Amcor PLC	1,111,450	10,714,378
Avery Dennison Corp.	69,913	11,265,082
International Paper Co.	336,064	9,893,724
Packaging Corp. of America	90,146	11,180,808
Sealed Air Corp.	263,684	9,980,440
WestRock Co.	400,435	11,216,184
		64,250,616
Passenger Airlines–0.95%
Alaska Air Group, Inc.(b)(c)	258,937	11,634,039
American Airlines Group, Inc.(b)(c)	772,119	11,411,919
Delta Air Lines, Inc.(c)	320,456	11,642,167
Southwest Airlines Co.	364,266	10,880,625
United Airlines Holdings, Inc.(b)(c)	234,196	11,116,113
		56,684,863
Personal Care Products–0.16%
Estee Lauder Cos., Inc. (The), Class A	50,538	9,300,508
Pharmaceuticals–1.74%
Bristol-Myers Squibb Co.	181,662	11,706,299
Catalent, Inc.(b)(c)	177,196	6,597,007
Eli Lilly and Co.	37,892	16,273,099
Johnson & Johnson	78,736	12,208,804
Merck & Co., Inc.	110,847	12,238,617
Organon & Co.(b)	526,321	10,205,364
Pfizer, Inc.	303,046	11,521,809
Viatris, Inc.	1,193,698	10,922,337
Shares		Value
Pharmaceuticals–(continued)
Zoetis, Inc.	73,899	$12,046,276
		103,719,612
Property & Casualty Insurance–1.50%
Allstate Corp. (The)	100,990	10,952,365
Arch Capital Group Ltd.(c)	179,207	12,490,728
Chubb Ltd.	60,166	11,178,843
Cincinnati Financial Corp.	106,041	10,232,957
Loews Corp.	208,144	11,656,064
Progressive Corp. (The)	84,870	10,855,722
Travelers Cos., Inc. (The)	67,946	11,499,181
W.R. Berkley Corp.	190,505	10,607,318
		89,473,178
Publishing–0.23%
News Corp., Class A	573,153	10,494,431
News Corp., Class B	176,696	3,265,342
		13,759,773
Rail Transportation–0.60%
CSX Corp.	404,781	12,414,633
Norfolk Southern Corp.	56,721	11,808,178
Union Pacific Corp.	60,884	11,721,388
		35,944,199
Real Estate Services–0.19%
CBRE Group, Inc., Class A(c)	152,276	11,408,518
Regional Banks–0.96%
Citizens Financial Group, Inc.	349,453	9,008,898
Huntington Bancshares, Inc.(b)	900,159	9,280,639
M&T Bank Corp.	90,624	10,798,756
Regions Financial Corp.(b)	593,448	10,248,847
Truist Financial Corp.	309,865	9,441,587
Zions Bancorporation N.A.(b)	298,268	8,139,734
		56,918,461
Reinsurance–0.19%
Everest Re Group Ltd.	33,446	11,372,309
Research & Consulting Services–1.06%
CoStar Group, Inc.(c)	177,951	14,129,309
Equifax, Inc.	61,806	12,893,968
Jacobs Solutions, Inc.	103,700	11,365,520
Leidos Holdings, Inc.	129,048	10,073,487
Verisk Analytics, Inc.	66,265	14,519,324
		62,981,608
Restaurants–1.30%
Chipotle Mexican Grill, Inc.(c)	7,562	15,702,417
Darden Restaurants, Inc.(b)	82,913	13,143,369
Domino’s Pizza, Inc.	39,769	11,527,045
McDonald’s Corp.	45,555	12,988,186
Starbucks Corp.	120,115	11,728,029
Yum! Brands, Inc.	95,818	12,330,818
		77,419,864
Retail REITs–0.96%
Federal Realty Investment Trust(b)	123,699	10,910,252
Kimco Realty Corp.	635,622	11,682,732
Realty Income Corp.	194,477	11,559,713
Regency Centers Corp.	203,772	11,466,250
See accompanying notes which are an integral part of this schedule.
Invesco Equally-Weighted S&P 500 Fund

Shares		Value
Retail REITs–(continued)
Simon Property Group, Inc.	107,058	$11,257,149
		56,876,096
Self-Storage REITs–0.39%
Extra Space Storage, Inc.(b)	77,740	11,215,550
Public Storage	42,411	12,015,036
		23,230,586
Semiconductor Materials & Equipment–1.29%
Applied Materials, Inc.	104,353	13,910,255
Enphase Energy, Inc.(c)	57,250	9,954,630
KLA Corp.	32,481	14,388,758
Lam Research Corp.	24,931	15,374,948
SolarEdge Technologies, Inc.(c)	39,224	11,172,172
Teradyne, Inc.	117,850	11,807,391
		76,608,154
Semiconductors–3.35%
Advanced Micro Devices, Inc.(c)	144,394	17,068,815
Analog Devices, Inc.	65,675	11,669,791
Broadcom, Inc.	19,033	15,377,903
First Solar, Inc.(c)	57,464	11,662,893
Intel Corp.	438,537	13,787,603
Microchip Technology, Inc.	146,341	11,013,624
Micron Technology, Inc.	217,312	14,820,678
Monolithic Power Systems, Inc.	24,924	12,210,517
NVIDIA Corp.	51,979	19,665,735
NXP Semiconductors N.V. (China)(b)	68,192	12,213,187
ON Semiconductor Corp.(c)	152,296	12,731,945
Qorvo, Inc.(c)	125,218	12,178,703
QUALCOMM, Inc.	103,629	11,752,565
Skyworks Solutions, Inc.	107,259	11,102,379
Texas Instruments, Inc.	69,547	12,092,832
		199,349,170
Single-Family Residential REITs–0.22%
Invitation Homes, Inc.	394,479	13,364,948
Soft Drinks & Non-alcoholic Beverages–0.83%
Coca-Cola Co. (The)	201,604	12,027,694
Keurig Dr Pepper, Inc.	347,814	10,823,972
Monster Beverage Corp.(c)	238,334	13,971,139
PepsiCo, Inc.	69,388	12,652,902
		49,475,707
Specialty Chemicals–1.56%
Albemarle Corp.	53,458	10,345,727
Celanese Corp.(b)	109,373	11,376,979
DuPont de Nemours, Inc.	169,704	11,402,412
Eastman Chemical Co.	147,826	11,395,906
Ecolab, Inc.	75,517	12,464,081
International Flavors & Fragrances, Inc.(b)	141,032	10,900,363
PPG Industries, Inc.	94,737	12,438,021
Sherwin-Williams Co. (The)	55,754	12,699,646
		93,023,135
Steel–0.32%
Nucor Corp.	75,132	9,921,932
Steel Dynamics, Inc.	99,992	9,189,265
		19,111,197
Shares		Value
Systems Software–1.23%
Fortinet, Inc.(c)	203,148	$13,881,103
Gen Digital, Inc.	718,662	12,605,331
Microsoft Corp.	48,018	15,768,631
Oracle Corp.	141,989	15,042,315
ServiceNow, Inc.(c)	28,759	15,667,328
		72,964,708
Technology Distributors–0.18%
CDW Corp.	62,672	10,760,156
Technology Hardware, Storage & Peripherals–1.28%
Apple, Inc.	80,384	14,248,064
Hewlett Packard Enterprise Co.	833,006	12,011,946
HP, Inc.	434,862	12,637,090
NetApp, Inc.	191,852	12,729,380
Seagate Technology Holdings PLC	193,311	11,617,991
Western Digital Corp.(c)	331,031	12,820,831
		76,065,302
Telecom Tower REITs–0.55%
American Tower Corp.	62,409	11,510,716
Crown Castle, Inc.	94,080	10,650,797
SBA Communications Corp., Class A	48,718	10,804,678
		32,966,191
Timber REITs–0.19%
Weyerhaeuser Co.	399,765	11,457,265
Tobacco–0.37%
Altria Group, Inc.	256,103	11,376,095
Philip Morris International, Inc.	121,372	10,924,694
		22,300,789
Trading Companies & Distributors–0.55%
Fastenal Co.	231,696	12,476,830
United Rentals, Inc.	27,333	9,123,482
W.W. Grainger, Inc.(b)	17,609	11,428,593
		33,028,905
Transaction & Payment Processing Services–1.60%
Fidelity National Information Services, Inc.	208,616	11,384,175
Fiserv, Inc.(b)(c)	106,742	11,975,385
FleetCor Technologies, Inc.(c)	60,941	13,806,183
Global Payments, Inc.	119,369	11,661,158
Jack Henry & Associates, Inc.	75,513	11,545,183
Mastercard, Inc., Class A	34,390	12,553,038
PayPal Holdings, Inc.(c)	162,562	10,077,218
Visa, Inc., Class A(b)	55,228	12,207,045
		95,209,385
Water Utilities–0.22%
American Water Works Co., Inc.	89,316	12,901,696
Wireless Telecommunication Services–0.20%
T-Mobile US, Inc.(c)	85,563	11,743,522
Total Common Stocks & Other Equity Interests (Cost $3,286,389,309)		5,942,464,307
Money Market Funds–0.19%
Invesco Government & Agency Portfolio, Institutional Class, 5.04%(d)(f)	3,987,803	3,987,803
See accompanying notes which are an integral part of this schedule.
Invesco Equally-Weighted S&P 500 Fund

Shares		Value
Money Market Funds–(continued)
Invesco Liquid Assets Portfolio, Institutional Class, 5.13%(d)(f)	2,846,905	$2,847,190
Invesco Treasury Portfolio, Institutional Class, 5.04%(d)(f)	4,557,489	4,557,489
Total Money Market Funds (Cost $11,393,051)		11,392,482
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.99% (Cost $3,297,782,360)		5,953,856,789
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–5.15%
Invesco Private Government Fund, 5.10%(d)(f)(g)	85,853,922	85,853,922
Shares		Value
Money Market Funds–(continued)
Invesco Private Prime Fund, 5.22%(d)(f)(g)	220,850,542	$220,828,453
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $306,713,630)		306,682,375
TOTAL INVESTMENTS IN SECURITIES–105.14% (Cost $3,604,495,990)		6,260,539,164
OTHER ASSETS LESS LIABILITIES—(5.14)%		(306,082,882)
NET ASSETS–100.00%		$5,954,456,282
Investment Abbreviations:
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at May 31, 2023.
(c)	Non-income producing security.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2023.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2023	Dividend Income
Invesco Ltd.	$11,939,169	$1,193,088	$(1,296,674)	$(814,159)	$(561,110)	$10,460,314	$415,455
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	12,303,927	230,079,116	(238,395,240)	-	-	3,987,803	286,963
Invesco Liquid Assets Portfolio, Institutional Class	8,934,612	164,342,225	(170,426,965)	(4,661)	1,979	2,847,190	210,041
Invesco Treasury Portfolio, Institutional Class	14,061,631	262,947,561	(272,451,703)	-	-	4,557,489	327,374
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	69,150,158	944,712,287	(928,008,523)	-	-	85,853,922	2,757,546*
Invesco Private Prime Fund	192,849,474	2,131,472,332	(2,103,394,143)	(40,487)	(58,723)	220,828,453	7,588,401*
Total	$309,238,971	$3,734,746,609	$(3,713,973,248)	$(859,307)	$(617,854)	$328,535,171	$11,585,780

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts.
(f)	The rate shown is the 7-day SEC standardized yield as of May 31, 2023.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Equity Risk
CME E-Mini Standard & Poor’s MidCap 400 Index	43	June-2023	$10,358,700	$(227,675)	$(227,675)
E-Mini S&P 500 Index	55	June-2023	11,523,875	102,921	102,921
Total Futures Contracts				$(124,754)	$(124,754)
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Equally-Weighted S&P 500 Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2023
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$5,942,464,307	$—	$—	$5,942,464,307
Money Market Funds	11,392,482	306,682,375	—	318,074,857
Total Investments in Securities	5,953,856,789	306,682,375	—	6,260,539,164
Other Investments - Assets*
Futures Contracts	102,921	—	—	102,921
Other Investments - Liabilities*
Futures Contracts	(227,675)	—	—	(227,675)
Total Other Investments	(124,754)	—	—	(124,754)
Total Investments	$5,953,732,035	$306,682,375	$—	$6,260,414,410

*	Unrealized appreciation (depreciation).
Invesco Equally-Weighted S&P 500 Fund